Note 15 - Commitments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lease Disclosure [Text Block]
15.	C OMMITMENTS

In the normal course of business, there are various outstanding commitments and certain contingent liabilities which are not
reflected in the accompanying consolidated financial statements. These commitments and contingent liabilities represent financial instruments with off-balance sheet risk. The contract or notional amounts of those instruments reflect the extent of involvement in particular types of financial instruments which were composed of the following at
December 31:

(Dollar amounts in thousands)	2019	2018

Commitments to extend credit	$260,579	$228,427
Standby letters of credit	1,616	1,656

Total	$262,195	$230,083

These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The Company’s exposure to credit loss, in the event of nonperformance by the other parties to the financial instruments, is represented by the contractual amounts as disclosed. The Company minimizes its exposure to credit loss under these commitments by subjecting them to credit approval and review procedures and collateral requirements as deemed necessary. Commitments generally have fixed expiration dates within one
year of their origination.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third
party. These instruments are issued primarily to support bid or performance-related contracts. The coverage period for these instruments is typically a one
-year period with an annual renewal option subject to prior approval by management. Fees earned from the issuance of these letters are recognized over the coverage period. For secured letters of credit, the collateral is typically bank deposit instruments or customer business assets.

Leasing
Commitments

The Company leases
seven
of its branch locations and
one
loan production office. As of
December 31, 2019,
net assets recorded under leases amounted to
$4.9
million and have remaining lease terms of
1
year to
20
years. As of
December 31, 2019,
finance lease assets included in premises and equipment, net, totaled
$4.0
million and operating lease assets included in accrued interest receivable and other assets on the Consolidated Balance Sheet totaled
$903,000.
As of
December 31, 2019,
finance lease obligations included in other borrowings totaled
$4.1
million and operating lease obligations included in accrued interest payable and other liabilities on the Consolidated Balance Sheet totaled
$906,000.

On
April 17, 2019,
the Company purchased a building to relocate the Mantua branch which is and has been at a leased location as of
December 31, 2019.
The relocation is planned for
2020,
and the Company entered into an amended lease agreement with the Mantua lessor which does not
exceed
12
months. As such, the lease for the Mantua location is
not
considered a capitalized lease as of
December 31, 2019.

Lease costs incurred are as follows:

For the Twelve
Months Ended
December 31, 2019
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$360
Interest Expense	132
Other	57
Operating lease cost	245
Total lease cost	$794

The following table displays the weighted-average term and discount rates for both operating and finance leases outstanding as of
December 31, 2019:

	Operating	Finance
Weighted-average term (years)	6.5	13.7
Weighted-average discount rate	2.9%	3.3%

The following table displays the undiscounted cash flows due related to operating and finance leases as of
December 31, 2019,
along with a reconciliation to the discounted amount recorded on the
December 31, 2019
balance sheet:

	Operating	Finance
Undiscounted cash flows due within:
2020	$185	$458
2021	169	476
2022	169	478
2023	169	478
2024	133	478
2025 and thereafter	174	2,749
Total undiscounted cash flows	999	5,117

Impact of present value discount	(93)	(1,019)

Amount reported on balance sheet	$906	$4,098